Commitments and Contingencies (Details)	3 Months Ended
Mar. 31, 2015 USD ($)
Other Commitments [Line Items]
Operating lease arrangements term	1 year
Other Operations and Maintenance Expense
Other Commitments [Line Items]
Rental expense	$ 700,000
Surety Bond
Other Commitments [Line Items]
Total amount of commitment	10,800,000
Annual Contributions to Cove Point Natural Heritage Trust
Other Commitments [Line Items]
Total amount of commitment	300,000
Annual Contributions to Cove Point Natural Heritage Trust | Minimum
Other Commitments [Line Items]
Total amount of commitment	$ 0